Financial Statement Schedule I (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Additional Information - Financial Statement Schedule I
Restricted net assets of the entity's consolidated and unconsolidated subsidiaries not available for distribution	$ 461,800
Threshold percentage of restricted net assets of the entity's consolidated and unconsolidated subsidiaries	25.00%